Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							157 Months Ended	160 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2008 Restricted Stock	Mar. 31, 2013 Non-vested Awards	Dec. 31, 2012 Non-vested Awards	Aug. 31, 2012 Private Placement
Schedule Of Shareholders Equity [Line Items]
Common stock shares issued															1,202,276
Common stock per share price															$ 5.625
Net proceeds from sale of shares		$ 240	$ 6,763,043							$ 8,515,281	$ 8,515,281				$ 5,925,523
Issuance costs															837,280
Stock options, available for grant			213,618							213,618
Exercised options into restricted common stock			107									4,000
Weighted average grant date fair value of stock options granted				$ 0.56
Total unrecognized compensation cost related to non-vested equity awards														14,752
Total unrecognized compensation cost, weighted-average vesting period													1 year	1 year
Stock-based compensation expense	$ 4,276	$ 802	$ 3,210	$ 114,089	$ 169,424	$ 200,522	$ 186,578	$ 243,340	$ 201,989	$ 1,119,152	$ 1,123,428